Cover	Mar. 15, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2022
Entity File Number	001-39418
Entity Registrant Name	1847 GOEDEKER INC.
Entity Central Index Key	0001810140
Entity Tax Identification Number	83-3713938
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1870 Bath Avenue
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11214
City Area Code	800
Local Phone Number	299-9470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GOED
Security Exchange Name	NYSEAMER
Warrants to Purchase Common Stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	GOED WS
Security Exchange Name	NYSEAMER
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3817 Millstone Parkway
Entity Address, City or Town	St. Charles
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63301